Shareholders' equity - Earnings per share (Details)	3 Months Ended						6 Months Ended
	Jun. 30, 2021 $ / shares	Jun. 30, 2021 € / shares	Mar. 31, 2021 $ / shares	Mar. 31, 2021 € / shares	Jun. 30, 2020 $ / shares	Jun. 30, 2020 € / shares	Jun. 30, 2021 $ / shares	Jun. 30, 2020 $ / shares
Earnings per share in euros
Earnings per share (in dollars or Euros per share) | (per share)	$ 0.80	€ 0.66	$ 1.24	€ 1.03	$ (3.27)	€ (2.98)	$ 2.04	$ (3.29)
Diluted earnings per share (in dollars or Euros per share) | (per share)	$ 0.80	€ 0.66	$ 1.23	€ 1.02	$ (3.27)	€ (2.98)	$ 2.03	$ (3.29)